UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners
S&P 500 Index Fund

R E P O R T

S E M I - A N N U A L

JUNE 30, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

	Legg Mason Partners S&P 500 Index Fund

Semi-Annual Report • June 30, 2007

What’s Inside
	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	19
	Statement of Operations	20
	Statements of Changes in Net Assets	21
	Financial Highlights	22
	Notes to Financial Statements	24
Fund Objective The Fund’s goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor’s 500® Composite Stock Price Index.

“Standard & Poor’s® ”, “S&P® ”, “S&P 500® ”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor‘s and Standard & Poor‘s makes no representation regarding the advisability of investing in the fund shares.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”) [i] expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”) iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters.... Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated.... In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. After a modest increase in March 2007, U.S. stock prices rallied in April and May, thanks, in

Legg Mason Partners S&P 500 Index Fund	I

part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in 2007. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, as the Russell Midcap[v] , Russell 1000vi, and Russell 2000vii Indexes returned 9.90%, 7.18% and 6.45%, respectively, for the six months ended June 30, 2007. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 8.22% and 6.01%, respectively.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

II	Legg Mason Partners S&P 500 Index Fund

Performance Review

For the six months ended June 30, 2007, Class A and Class D shares of Legg Mason Partners S&P 500 Index Fund returned 6.66% and 6.77%, respectively. The Lipper S&P 500 Index Objective Funds Category Average[1] increased 6.66% for the same time frame. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 6.96% for the same period.

Performance Snapshot as of June 30, 2007 (unaudited)
Six Months

S&P 500 Index Fund — Class A Shares	6.66%

S&P 500 Index Fund — Class D Shares	6.77%

S&P 500 Index	6.96%

Lipper S&P 500 Index Objective Funds Category Average[1]	6.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/Investor Services.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A and Class D shares were 0.56% and 0.42%, respectively.

The investment manager contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.59% for Class A shares and 0.39% for Class D shares until May 1, 2008.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single

1

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30,2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 183 funds in the Fund’s Lipper category.

Legg Mason Partners S&P 500 Index Fund	III

jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected:New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted:A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

IV	Legg Mason Partners S&P 500 Index Fund

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer
July 27, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index (“Index”) or to adjust for relative weightings. The Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
v

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Partners S&P 500 Index Fund	V

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Fund at a Glance (unaudited)

20.5%

15.1%

11.4%

11.2%

10.5%

10.0%

9.1%

3.7%

3.4%

3.1%

2.0%

Financials

Information Technology

Health Care

Industrials

Energy

Consumer Discretionary

Consumer Staples

Telecommunication Services

Utilities

Materials

Short-Term Investments

As a Percent of Total Investments

0.0%

5.0%

10.0%

15.0%

20.0%

25.0%

June 30, 2007

Investment Breakdown

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return (2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	6.66%	$1,000.00	$1,066.60	0.56%	$2.87

Class D	6.77	1,000.00	1,067.70	0.39	2.00

(1)	For the six months ended June 30, 2007.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81

Class D	5.00	1,000.00	1,022.86	0.39	1.96

(1)	For the six months ended June 30, 2007.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	3

Schedule of Investments (June 30, 2007) (unaudited)
LEGG MASON PARTNERS S&P 500 INDEX FUND

Shares	Security	Value

COMMON STOCKS — 98.3%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 0.2%
7,689	Goodyear Tire & Rubber Co. *	$267,270
7,429	Johnson Controls Inc.	860,055

	Total Auto Components	1,127,325

Automobiles — 0.4%
70,183	Ford Motor Co.	661,124
21,546	General Motors Corp.	814,439
9,663	Harley-Davidson Inc.	576,011

	Total Automobiles	2,051,574

Distributors — 0.1%
6,356	Genuine Parts Co.	315,258

Diversified Consumer Services — 0.1%
5,207	Apollo Group Inc., Class A Shares (a) *	304,245
12,239	H&R Block Inc.	286,025

	Total Diversified Consumer Services	590,270

Hotels, Restaurants & Leisure — 1.5%
16,379	Carnival Corp.	798,804
5,267	Darden Restaurants Inc.	231,695
6,922	Harrah’s Entertainment Inc.	590,170
14,689	Hilton Hotels Corp.	491,641
12,430	International Game Technology	493,471
12,442	Marriott International Inc., Class A Shares	537,992
44,354	McDonald’s Corp.	2,251,409
27,675	Starbucks Corp. *	726,192
8,056	Starwood Hotels & Resorts Worldwide Inc.	540,316
3,241	Wendy’s International Inc.	119,107
6,821	Wyndham Worldwide Corp. *	247,329
19,586	Yum! Brands Inc.	640,854

	Total Hotels, Restaurants & Leisure	7,668,980

Household Durables — 0.6%
2,460	Black & Decker Corp.	217,243
4,446	Centex Corp.	178,285
10,211	D.R. Horton Inc.	203,505
5,736	Fortune Brands Inc.	472,474
2,418	Harman International Industries Inc.	282,422
2,890	KB HOME	113,779
6,634	Leggett & Platt Inc.	146,280
5,243	Lennar Corp., Class A Shares	191,684
10,432	Newell Rubbermaid Inc.	307,014
7,996	Pulte Homes Inc.	179,510
2,176	Snap-on Inc.	109,910

See Notes to Financial Statements.

4	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Household Durables — 0.6% (continued)
3,128	Stanley Works	$189,870
2,968	Whirlpool Corp. (a)	330,041

	Total Household Durables	2,922,017

Internet & Catalog Retail — 0.2%
11,563	Amazon.com Inc. *	791,025
8,323	IAC/InterActiveCorp. *	288,059

	Total Internet & Catalog Retail	1,079,084

Leisure Equipment & Products — 0.2%
3,365	Brunswick Corp.	109,800
10,798	Eastman Kodak Co.	300,508
5,955	Hasbro Inc.	187,047
14,658	Mattel Inc.	370,701

	Total Leisure Equipment & Products	968,056

Media — 3.3%
27,271	CBS Corp., Class B Shares	908,670
18,380	Clear Channel Communications Inc.	695,132
116,178	Comcast Corp., Class A Shares *	3,266,925
28,641	DIRECTV Group Inc. *	661,893
2,435	Dow Jones & Co. Inc.	139,891
3,135	E.W. Scripps Co., Class A Shares	143,238
8,689	Gannett Co. Inc.	477,460
17,473	Interpublic Group of Cos. Inc. *	199,192
12,915	McGraw-Hill Cos. Inc.	879,253
1,445	Meredith Corp.	89,012
5,334	New York Times Co., Class A Shares	135,484
86,461	News Corp., Class A Shares	1,833,838
12,254	Omnicom Group Inc.	648,482
140,339	Time Warner Inc.	2,952,732
3,160	Tribune Co.	92,904
25,773	Viacom Inc., Class B Shares *	1,072,930
73,978	Walt Disney Co.	2,525,609

	Total Media	16,722,645

Multiline Retail — 1.1%
4,110	Big Lots Inc. *	120,916
2,301	Dillard’s Inc., Class A Shares	82,675
11,652	Dollar General Corp.	255,412
5,660	Family Dollar Stores Inc.	194,251
8,360	J.C. Penney Co. Inc.	605,097
11,847	Kohl’s Corp. *	841,492
17,115	Macy’s Inc.	680,835
8,436	Nordstrom Inc.	431,248
3,051	Sears Holdings Corp. *	517,145
31,715	Target Corp.	2,017,074

	Total Multiline Retail	5,746,145

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	5

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Specialty Retail — 1.9%
3,306	Abercrombie & Fitch Co., Class A Shares	$241,272
5,638	AutoNation Inc. *	126,517
1,792	AutoZone Inc. *	244,823
10,252	Bed Bath & Beyond Inc. *	368,969
15,135	Best Buy Co. Inc.	706,350
5,153	Circuit City Stores Inc.	77,707
19,628	Gap Inc.	374,895
74,201	Home Depot Inc.	2,919,809
12,661	Limited Brands Inc.	347,544
56,203	Lowe’s Cos. Inc.	1,724,870
10,414	Office Depot Inc. *	315,544
2,766	OfficeMax Inc.	108,704
5,079	RadioShack Corp.	168,318
4,213	Sherwin-Williams Co.	280,038
27,105	Staples Inc.	643,202
5,079	Tiffany & Co.	269,492
16,947	TJX Cos. Inc.	466,043

	Total Specialty Retail	9,384,097

Textiles, Apparel & Luxury Goods — 0.4%
13,828	Coach Inc. *	655,309
4,064	Jones Apparel Group Inc.	114,808
3,957	Liz Claiborne Inc.	147,596
14,055	NIKE Inc., Class B Shares	819,266
2,283	Polo Ralph Lauren Corp.	223,985
3,327	V.F. Corp.	304,687

	Total Textiles, Apparel & Luxury Goods	2,265,651

	TOTAL CONSUMER DISCRETIONARY	50,841,102

CONSUMER STAPLES — 9.1%
Beverages — 2.0%
28,317	Anheuser-Busch Cos. Inc.	1,477,015
2,940	Brown-Forman Corp., Class B Shares	214,855
75,417	Coca-Cola Co.	3,945,063
10,543	Coca-Cola Enterprises Inc.	253,032
7,212	Constellation Brands Inc., Class A Shares *	175,107
1,732	Molson Coors Brewing Co., Class B Shares	160,141
4,910	Pepsi Bottling Group Inc.	165,369
60,882	PepsiCo Inc.	3,948,198

	Total Beverages	10,338,780

Food & Staples Retailing — 2.3%
16,730	Costco Wholesale Corp.	979,040
58,057	CVS Corp.	2,116,178
26,368	Kroger Co.	741,732
16,451	Safeway Inc.	559,827
7,764	SUPERVALU Inc.	359,628

See Notes to Financial Statements.

6	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Food & Staples Retailing — 2.3% (continued)
23,318	Sysco Corp.	$769,261
90,296	Wal-Mart Stores Inc.	4,344,141
37,593	Walgreen Co.	1,636,799
5,283	Whole Foods Market Inc.	202,339

	Total Food & Staples Retailing	11,708,945

Food Products — 1.4%
24,354	Archer-Daniels-Midland Co.	805,874
8,124	Campbell Soup Co.	315,292
18,555	ConAgra Foods Inc.	498,387
4,910	Dean Foods Co.	156,482
12,965	General Mills Inc.	757,415
12,205	H.J. Heinz Co.	579,371
6,383	Hershey Co.	323,108
9,335	Kellogg Co.	483,460
59,429	Kraft Foods Inc., Class A Shares	2,094,872
4,862	McCormick & Co. Inc., Non Voting Shares	185,631
27,436	Sara Lee Corp.	477,386
9,526	Tyson Foods Inc., Class A Shares	219,479
7,979	Wm. Wrigley Jr. Co.	441,319

	Total Food Products	7,338,076

Household Products — 2.0%
5,620	Clorox Co.	349,002
18,854	Colgate-Palmolive Co.	1,222,682
16,798	Kimberly-Clark Corp.	1,123,618
117,556	Procter & Gamble Co.	7,193,252

	Total Household Products	9,888,554

Personal Products — 0.2%
16,360	Avon Products Inc.	601,230
4,373	Estee Lauder Cos. Inc., Class A Shares	199,015

	Total Personal Products	800,245

Tobacco — 1.2%
78,397	Altria Group Inc.	5,498,765
6,355	Reynolds American Inc.	414,346
6,018	UST Inc.	323,227

	Total Tobacco	6,236,338

	TOTAL CONSUMER STAPLES	46,310,938

ENERGY — 10.6%
Energy Equipment & Services — 2.1%
11,996	Baker Hughes Inc.	1,009,224
10,939	BJ Services Co.	311,105
5,527	ENSCO International Inc.	337,202
33,966	Halliburton Co.	1,171,827
10,514	Nabors Industries Ltd. *	350,957

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	7

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Energy Equipment & Services — 2.1% (continued)
6,666	National-Oilwell Varco Inc. *	$694,864
4,972	Noble Corp.	484,869
4,139	Rowan Cos. Inc.	169,616
43,967	Schlumberger Ltd.	3,734,557
7,473	Smith International Inc.	438,217
10,754	Transocean Inc. *	1,139,709
12,462	Weatherford International Ltd. *	688,401

	Total Energy Equipment & Services	10,530,548

Oil, Gas & Consumable Fuels — 8.5%
17,290	Anadarko Petroleum Corp.	898,907
12,438	Apache Corp.	1,014,816
15,211	Chesapeake Energy Corp.	526,300
80,357	Chevron Corp.	6,769,274
61,016	ConocoPhillips	4,789,756
6,751	CONSOL Energy Inc.	311,289
16,517	Devon Energy Corp.	1,293,116
26,134	El Paso Corp.	450,289
8,994	EOG Resources Inc.	657,102
210,301	Exxon Mobil Corp.	17,640,048
10,131	Hess Corp.	597,324
25,814	Marathon Oil Corp.	1,547,807
7,072	Murphy Oil Corp.	420,360
31,046	Occidental Petroleum Corp.	1,796,942
9,892	Peabody Energy Corp.	478,575
23,339	Spectra Energy Corp.	605,880
4,549	Sunoco Inc.	362,464
20,494	Valero Energy Corp.	1,513,687
22,414	Williams Cos. Inc.	708,731
14,249	XTO Energy Inc.	856,365

	Total Oil, Gas & Consumable Fuels	43,239,032

	TOTAL ENERGY	53,769,580

FINANCIALS — 20.5%
Capital Markets — 3.6%
8,733	Ameriprise Financial Inc.	555,157
28,571	Bank of New York Co. Inc.	1,183,982
4,472	Bear Stearns Cos. Inc.	626,080
38,318	Charles Schwab Corp.	786,285
15,887	E*TRADE Financial Corp. *	350,944
3,327	Federated Investors Inc., Class B Shares	127,524
6,206	Franklin Resources Inc.	822,109
15,165	Goldman Sachs Group Inc.	3,287,014
6,959	Janus Capital Group Inc.	193,739
4,907	Legg Mason Inc.	482,751
19,947	Lehman Brothers Holdings Inc.	1,486,450
15,758	Mellon Financial Corp.	693,352

See Notes to Financial Statements.

8	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Capital Markets — 3.6% (continued)
32,474	Merrill Lynch & Co. Inc.	$2,714,177
39,232	Morgan Stanley	3,290,780
7,045	Northern Trust Corp.	452,571
12,623	State Street Corp.	863,413
10,053	T. Rowe Price Group Inc.	521,650

	Total Capital Markets	18,437,978

Commercial Banks — 3.7%
20,283	BB&T Corp.	825,112
5,862	Comerica Inc.	348,613
7,147	Commerce Bancorp Inc.	264,368
4,934	Compass Bancshares Inc.	340,347
20,587	Fifth Third Bancorp.	818,745
4,707	First Horizon National Corp.	183,573
13,635	Huntington Bancshares Inc.	310,060
14,676	KeyCorp	503,827
2,829	M&T Bank Corp.	302,420
9,684	Marshall & Ilsley Corp.	461,249
21,538	National City Corp.	717,646
12,863	PNC Financial Services Group Inc.	920,734
26,345	Regions Financial Corp.	872,020
13,365	SunTrust Banks Inc.	1,145,915
12,263	Synovus Financial Corp.	376,474
64,854	U.S. Bancorp	2,136,939
71,752	Wachovia Corp.	3,677,290
125,317	Wells Fargo & Co.	4,407,399
4,083	Zions Bancorporation	314,024

	Total Commercial Banks	18,926,755

Consumer Finance — 1.0%
44,316	American Express Co.	2,711,253
15,494	Capital One Financial Corp.	1,215,349
15,233	SLM Corp.	877,116

	Total Consumer Finance	4,803,718

Diversified Financial Services — 5.1%
165,671	Bank of America Corp.	8,099,655
1,330	Chicago Mercantile Exchange Holdings Inc., Class A Shares	710,699
7,148	CIT Group Inc.	391,925
184,570	Citigroup Inc.	9,466,595
127,531	JPMorgan Chase & Co.	6,178,877
8,637	Moody’s Corp.	537,221
10,031	Principal Financial Group Inc.	584,707

	Total Diversified Financial Services	25,969,679

Insurance — 4.5%
12,081	ACE Ltd.	755,304
18,199	AFLAC Inc.	935,429

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	9

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Insurance — 4.5% (continued)
22,508	Allstate Corp.	$1,384,467
3,788	Ambac Financial Group Inc.	330,276
96,848	American International Group Inc.	6,782,265
10,926	Aon Corp.	465,557
3,707	Assurant Inc.	218,416
14,906	Chubb Corp.	807,011
6,387	Cincinnati Financial Corp.	277,196
15,733	Genworth Financial Inc., Class A Shares	541,215
11,826	Hartford Financial Services Group Inc.	1,164,979
10,109	Lincoln National Corp.	717,233
16,590	Loews Corp.	845,758
20,937	Marsh & McLennan Cos. Inc.	646,535
4,865	MBIA Inc.	302,700
27,675	MetLife Inc.	1,784,484
26,749	Progressive Corp.	640,104
17,513	Prudential Financial Inc.	1,702,789
3,961	SAFECO Corp.	246,612
3,552	Torchmark Corp.	237,984
24,602	Travelers Cos. Inc.	1,316,207
12,794	UnumProvident Corp.	334,051
6,954	XL Capital Ltd., Class A Shares	586,153

	Total Insurance	23,022,725

Real Estate Investment Trusts (REITs) — 1.2%
3,617	Apartment Investment and Management Co., Class A Shares	182,369
8,288	Archstone-Smith Trust	489,904
2,994	Avalonbay Communities Inc.	355,927
4,449	Boston Properties Inc.	454,376
7,230	CB Richard Ellis Group Inc., Class A Shares *	263,895
4,638	Developers Diversified Realty Corp.	244,469
10,869	Equity Residential	495,953
9,147	General Growth Properties Inc.	484,334
19,653	Host Hotels & Resorts Inc.	454,377
8,560	Kimco Realty Corp.	325,879
6,698	Plum Creek Timber Co. Inc.	279,039
9,629	ProLogis	547,890
4,631	Public Storage Inc.	355,753
8,398	Simon Property Group Inc.	781,350
4,932	Vornado Realty Trust	541,731

	Total Real Estate Investment Trusts (REITs)	6,257,246

Thrifts & Mortgage Finance — 1.4%
22,210	Countrywide Financial Corp.	807,334
36,192	Fannie Mae	2,364,423
24,795	Freddie Mac	1,505,056
17,946	Hudson City Bancorp Inc.	219,300
3,107	MGIC Investment Corp.	176,664

See Notes to Financial Statements.

10	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Thrifts & Mortgage Finance — 1.4% (continued)
13,476	Sovereign Bancorp Inc.	$284,883
33,451	Washington Mutual Inc.	1,426,351

	Total Thrifts & Mortgage Finance	6,784,011

	TOTAL FINANCIALS	104,202,112

HEALTH CARE — 11.5%
Biotechnology — 1.2%
43,548	Amgen Inc. *	2,407,769
6,803	Applera Corp. – Applied Biosystems Group	207,764
10,675	Biogen Idec Inc. *	571,113
14,356	Celgene Corp. *	823,029
9,691	Genzyme Corp. *	624,100
35,028	Gilead Sciences Inc. *	1,358,036

	Total Biotechnology	5,991,811

Health Care Equipment & Supplies — 1.9%
2,011	Bausch & Lomb Inc.	139,644
24,287	Baxter International Inc.	1,368,330
9,121	Becton, Dickinson & Co.	679,514
9,090	Biomet Inc.	415,595
43,827	Boston Scientific Corp. *	672,306
3,851	C.R. Bard Inc.	318,208
5,790	Hospira Inc. *	226,042
42,791	Medtronic Inc.	2,219,141
2,012	Millipore Corp. *	151,081
12,869	St. Jude Medical Inc. *	533,935
11,200	Stryker Corp.	706,608
15,783	Thermo Fisher Scientific Inc. *	816,297
4,803	Varian Medical Systems Inc. *	204,175
3,752	Waters Corp. *	222,719
8,773	Zimmer Holdings Inc. *	744,740

	Total Health Care Equipment & Supplies	9,418,335

Health Care Providers & Services — 2.2%
19,225	Aetna Inc.	949,715
6,991	AmerisourceBergen Corp.	345,845
14,372	Cardinal Health Inc.	1,015,238
10,837	CIGNA Corp.	565,908
5,834	Coventry Health Care Inc. *	336,330
10,186	Express Scripts Inc. *	509,402
6,303	Humana Inc. *	383,916
7,340	IMS Health Inc.	235,834
4,381	Laboratory Corp. of America Holdings *	342,857
2,723	Manor Care Inc.	177,785
10,986	McKesson Corp.	655,205
10,492	Medco Health Solutions Inc. *	818,271
5,166	Patterson Cos. Inc. *	192,537

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	11

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Health Care Providers & Services — 2.2% (continued)
5,833	Quest Diagnostics Inc.	$301,274
17,783	Tenet Healthcare Corp. *	115,767
49,810	UnitedHealth Group Inc.	2,547,283
22,773	WellPoint Inc. *	1,817,969

	Total Health Care Providers & Services	11,311,136

Life Sciences Tools & Services — 0.0%
4,484	PerkinElmer Inc.	116,853

Pharmaceuticals — 6.2%
57,883	Abbott Laboratories	3,099,635
11,436	Allergan Inc.	659,171
4,063	Barr Pharmaceuticals Inc. *	204,084
74,261	Bristol-Myers Squibb Co.	2,343,677
36,962	Eli Lilly & Co.	2,065,437
11,712	Forest Laboratories Inc. *	534,653
108,381	Johnson & Johnson	6,678,437
9,050	King Pharmaceuticals Inc. *	185,163
80,908	Merck & Co. Inc.	4,029,218
9,270	Mylan Laboratories Inc.	168,621
261,526	Pfizer Inc.	6,687,220
55,601	Schering-Plough Corp.	1,692,494
3,818	Watson Pharmaceuticals Inc. *	124,200
50,367	Wyeth	2,888,044

	Total Pharmaceuticals	31,360,054

	TOTAL HEALTH CARE	58,198,189

INDUSTRIALS — 11.2%
Aerospace & Defense — 2.6%
29,152	Boeing Co.	2,803,256
15,179	General Dynamics Corp.	1,187,301
4,698	Goodrich Corp.	279,813
29,062	Honeywell International Inc.	1,635,609
4,672	L-3 Communications Holdings Inc.	455,006
13,187	Lockheed Martin Corp.	1,241,292
12,840	Northrop Grumman Corp.	999,851
5,096	Precision Castparts Corp.	618,451
16,550	Raytheon Co.	891,880
6,270	Rockwell Collins Inc.	442,913
37,198	United Technologies Corp.	2,638,454

	Total Aerospace & Defense	13,193,826

Air Freight & Logistics — 0.9%
6,426	C.H. Robinson Worldwide Inc.	337,493
11,484	FedEx Corp.	1,274,379
2,322	Ryder System Inc.	124,924
39,352	United Parcel Service Inc., Class B Shares	2,872,696

	Total Air Freight & Logistics	4,609,492

See Notes to Financial Statements.

12	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Airlines — 0.1%
28,980	Southwest Airlines Co.	$432,092

Building Products — 0.2%
6,652	American Standard Cos. Inc.	392,335
14,234	Masco Corp.	405,242

	Total Building Products	797,577

Commercial Services & Supplies — 0.5%
9,531	Allied Waste Industries Inc. *	128,287
3,413	Avery Dennison Corp.	226,896
5,045	Cintas Corp.	198,925
5,385	Equifax Inc.	239,202
4,845	Monster Worldwide Inc. *	199,130
8,176	Pitney Bowes Inc.	382,800
8,159	R.R. Donnelley & Sons Co.	354,998
6,212	Robert Half International Inc.	226,738
19,365	Waste Management Inc.	756,203

	Total Commercial Services & Supplies	2,713,179

Construction & Engineering — 0.1%
3,310	Fluor Corp.	368,635

Electrical Equipment — 0.4%
6,950	Cooper Industries Ltd., Class A Shares	396,776
29,741	Emerson Electric Co.	1,391,879
5,967	Rockwell Automation Inc.	414,348

	Total Electrical Equipment	2,203,003

Industrial Conglomerates — 3.9%
26,928	3M Co.	2,337,081
383,772	General Electric Co.	14,690,792
4,698	Textron Inc.	517,297
73,750	Tyco International Ltd.	2,492,012

	Total Industrial Conglomerates	20,037,182

Machinery — 1.7%
23,916	Caterpillar Inc.	1,872,623
3,899	Cummins Inc.	394,618
8,919	Danaher Corp.	673,384
8,466	Deere & Co.	1,022,185
7,631	Dover Corp.	390,326
5,468	Eaton Corp.	508,524
15,231	Illinois Tool Works Inc.	825,368
11,182	Ingersoll-Rand Co., Ltd., Class A Shares	612,997
6,833	ITT Industries Inc.	466,557
9,307	PACCAR Inc.	810,081
4,581	Pall Corp.	210,680
4,305	Parker Hannifin Corp.	421,503
3,904	Terex Corp. *	317,395

	Total Machinery	8,526,241

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	13

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Road & Rail — 0.8%
13,273	Burlington Northern Santa Fe Corp.	$1,130,063
16,454	CSX Corp.	741,746
14,903	Norfolk Southern Corp.	783,451
10,257	Union Pacific Corp.	1,181,094

	Total Road & Rail	3,836,354

Trading Companies & Distributors — 0.0%
2,658	W.W. Grainger Inc.	247,327

	TOTAL INDUSTRIALS	56,964,908

INFORMATION TECHNOLOGY — 15.1%
Communications Equipment — 2.6%
16,652	Avaya Inc. *	280,420
3,160	Ciena Corp. *	114,171
226,877	Cisco Systems Inc. *	6,318,524
59,484	Corning Inc. *	1,519,816
7,960	JDS Uniphase Corp. *	106,903
21,082	Juniper Networks Inc. *	530,634
86,104	Motorola Inc.	1,524,041
62,037	QUALCOMM Inc.	2,691,785
16,397	Tellabs Inc. *	176,432

	Total Communications Equipment	13,262,726

Computers & Peripherals — 3.9%
32,438	Apple Inc. *	3,958,734
84,836	Dell Inc. *	2,422,068
79,184	EMC Corp. *	1,433,230
97,486	Hewlett-Packard Co.	4,349,825
50,794	International Business Machines Corp.	5,346,069
3,543	Lexmark International Inc., Class A Shares *	174,705
6,673	NCR Corp. *	350,599
14,012	Network Appliance Inc. *	409,150
5,860	QLogic Corp. *	97,569
8,554	SanDisk Corp. *	418,633
132,234	Sun Microsystems Inc. *	695,551

	Total Computers & Peripherals	19,656,133

Electronic Equipment & Instruments — 0.2%
14,718	Agilent Technologies Inc. *	565,760
6,664	Jabil Circuit Inc.	147,074
5,286	Molex Inc.	158,633
33,307	Solectron Corp. *	122,570
3,049	Tektronix Inc.	102,873

	Total Electronic Equipment & Instruments	1,096,910

Internet Software & Services — 1.4%
42,656	eBay Inc. *	1,372,670
8,107	Google Inc., Class A Shares *	4,243,042

See Notes to Financial Statements.

14	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Internet Software & Services — 1.4% (continued)
9,169	VeriSign Inc. *	$290,933
45,141	Yahoo! Inc. *	1,224,675

	Total Internet Software & Services	7,131,320

IT Services — 1.1%
3,672	Affiliated Computer Services Inc., Class A Shares *	208,276
20,763	Automatic Data Processing Inc.	1,006,383
5,369	Cognizant Technology Solutions Corp., Class A Shares *	403,158
6,479	Computer Sciences Corp. *	383,233
5,024	Convergys Corp. *	121,782
18,881	Electronic Data Systems Corp.	523,570
6,076	Fidelity National Information Services Inc.	329,805
27,959	First Data Corp.	913,421
6,350	Fiserv Inc. *	360,680
12,609	Paychex Inc.	493,264
12,927	Unisys Corp. *	118,153
28,680	Western Union Co.	597,404

	Total IT Services	5,459,129

Office Electronics — 0.1%
34,717	Xerox Corp. *	641,570

Semiconductors & Semiconductor Equipment — 2.6%
20,313	Advanced Micro Devices Inc. *	290,476
13,255	Altera Corp.	293,333
12,254	Analog Devices Inc.	461,241
52,263	Applied Materials Inc.	1,038,466
17,662	Broadcom Corp., Class A Shares *	516,614
216,899	Intel Corp.	5,153,520
7,223	KLA-Tencor Corp.	396,904
9,579	Linear Technology Corp.	346,568
28,671	LSI Logic Corp. *	215,319
12,169	Maxim Integrated Products Inc.	406,566
8,394	MEMC Electronic Materials Inc. *	513,041
28,678	Micron Technology Inc. *	359,335
10,262	National Semiconductor Corp.	290,107
4,728	Novellus Systems Inc. *	134,133
13,982	NVIDIA Corp. *	577,596
7,146	Teradyne Inc. *	125,627
53,493	Texas Instruments Inc.	2,012,942
11,093	Xilinx Inc.	296,960

	Total Semiconductors & Semiconductor Equipment	13,428,748

Software — 3.2%
21,951	Adobe Systems Inc. *	881,333
8,523	Autodesk Inc. *	401,263
7,616	BMC Software Inc. *	230,765
15,335	CA Inc.	396,103

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	15

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Software — 3.2% (continued)
6,687	Citrix Systems Inc. *	$225,151
11,135	Compuware Corp. *	132,061
11,645	Electronic Arts Inc. *	551,041
12,629	Intuit Inc. *	379,880
314,290	Microsoft Corp.	9,262,126
12,780	Novell Inc. *	99,556
148,553	Oracle Corp. *	2,927,980
33,749	Symantec Corp. *	681,730

	Total Software	16,168,989

	TOTAL INFORMATION TECHNOLOGY	76,845,525

MATERIALS — 3.1%
Chemicals — 1.6%
8,099	Air Products & Chemicals Inc.	650,917
2,098	Ashland Inc.	134,167
35,549	Dow Chemical Co.	1,571,977
34,483	E.I. du Pont de Nemours & Co.	1,753,116
3,144	Eastman Chemical Co.	202,253
6,575	Ecolab Inc.	280,752
4,523	Hercules Inc. *	88,877
2,893	International Flavors & Fragrances Inc.	150,841
20,290	Monsanto Co.	1,370,387
6,170	PPG Industries Inc.	469,599
12,014	Praxair Inc.	864,888
5,334	Rohm & Haas Co.	291,663
4,956	Sigma-Aldrich Corp.	211,472

	Total Chemicals	8,040,909

Construction Materials — 0.1%
3,588	Vulcan Materials Co.	410,970

Containers & Packaging — 0.2%
3,803	Ball Corp.	202,206
3,947	Bemis Co. Inc.	130,961
4,882	Pactiv Corp. *	155,687
6,062	Sealed Air Corp.	188,043
3,988	Temple-Inland Inc.	245,382

	Total Containers & Packaging	922,279

Metals & Mining — 0.9%
32,441	Alcoa Inc.	1,314,834
3,835	Allegheny Technologies Inc.	402,215
14,058	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,164,283
16,863	Newmont Mining Corp.	658,669
11,141	Nucor Corp.	653,419
4,424	United States Steel Corp.	481,110

	Total Metals & Mining	4,674,530

See Notes to Financial Statements.

16	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Paper & Forest Products — 0.3%
16,355	International Paper Co.	$638,663
6,949	MeadWestvaco Corp.	245,439
8,066	Weyerhaeuser Co.	636,649

	Total Paper & Forest Products	1,520,751

	TOTAL MATERIALS	15,569,439

TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.1%
230,172	AT&T Inc.	9,552,138
4,040	CenturyTel Inc.	198,162
12,716	Citizens Communications Co.	194,173
5,600	Embarq Corp.	354,872
58,012	Qwest Communications International Inc. *	562,716
108,389	Verizon Communications Inc.	4,462,375
17,669	Windstream Corp.	260,795

	Total Diversified Telecommunication Services	15,585,231

Wireless Telecommunication Services — 0.6%
12,826	ALLTEL Corp.	866,396
108,587	Sprint Nextel Corp.	2,248,837

	Total Wireless Telecommunication Services	3,115,233

	TOTAL TELECOMMUNICATION SERVICES	18,700,464

UTILITIES — 3.5%
Electric Utilities — 1.8%
6,240	Allegheny Energy Inc. *	322,858
15,060	American Electric Power Co. Inc.	678,302
47,223	Duke Energy Corp.	864,181
12,412	Edison International	696,561
7,412	Entergy Corp.	795,678
25,111	Exelon Corp.	1,823,059
11,646	FirstEnergy Corp.	753,846
15,225	FPL Group Inc.	863,867
2,839	Integrys Energy Group Inc.	144,022
3,750	Pinnacle West Capital Corp.	149,438
14,786	PPL Corp.	691,837
9,536	Progress Energy Inc.	434,746
28,170	Southern Co.	965,949

	Total Electric Utilities	9,184,344

Gas Utilities — 0.1%
1,702	Nicor Inc.	73,050
6,430	Questar Corp.	339,825

	Total Gas Utilities	412,875

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	17

Schedule of Investments (June 30, 2007) (unaudited) (continued)
Shares	Security	Value

Independent Power Producers & Energy Traders — 0.5%
25,378	AES Corp. *	$555,271
6,729	Constellation Energy Group Inc.	586,567
15,168	Dynegy Inc., Class A Shares *	143,186
17,064	TXU Corp.	1,148,407

	Total Independent Power Producers & Energy Traders	2,433,431

Multi-Utilities — 1.1%
7,756	Ameren Corp.	380,122
11,972	CenterPoint Energy Inc.	208,313
8,391	CMS Energy Corp.	144,325
10,113	Consolidated Edison Inc.	456,298
13,172	Dominion Resources Inc.	1,136,875
6,582	DTE Energy Co.	317,384
6,501	KeySpan Corp.	272,912
10,266	NiSource Inc.	212,609
13,113	PG&E Corp.	594,019
9,450	Public Service Enterprise Group Inc.	829,521
9,875	Sempra Energy	584,896
7,772	TECO Energy Inc.	133,523
15,278	Xcel Energy Inc.	312,741

	Total Multi-Utilities	5,583,538

	TOTAL UTILITIES	17,614,188

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $356,874,998)	499,016,445

Face
Amount

SHORT-TERM INVESTMENTS — 2.0%
U.S. Treasury Bill — 0.1%
$480,000	U.S. Treasury Bills, 4.617% due 9/20/07 (b)(c)	475,005

Repurchase Agreement — 1.9%
9,653,000	State Street Bank & Trust Co. dated 6/29/07, 4.720% due 7/2/07;
	Proceeds at maturity — $9,656,797; (Fully collateralized by U.S. Treasury
	Bond, 8.000% due 11/15/21; Market value — $9,849,600) (a)	9,653,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $10,128,075)	10,128,005

	TOTAL INVESTMENTS — 100.3% (Cost — $367,003,073#)	509,144,450
	Liabilities in Excess of Other Assets — (0.3)%	(1,608,925)

	TOTAL NET ASSETS — 100.0%	$507,535,525

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Rate shown represents yield-to-maturity.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2007) (unaudited)
ASSETS:
Investments, at value (Cost — $367,003,073)	$509,144,450
Cash	646
Dividends and interest receivable	542,756
Receivable for Fund shares sold	315,222
Receivable for securities sold	311,261
Prepaid expenses	22,917

Total Assets	510,337,252

LIABILITIES:
Payable for Fund shares repurchased	1,792,583
Payable for securities purchased	593,579
Investment management fee payable	103,562
Distribution fees payable	77,712
Trustees’ fees payable	13,549
Payable to broker — variation margin on open futures contracts	11,356
Deferred compensation payable	1,379
Accrued expenses	208,007

Total Liabilities	2,801,727

Total Net Assets	$507,535,525

NET ASSETS:
Par value (Note 6)	$331
Paid-in capital in excess of par value	419,047,686
Undistributed net investment income	3,491,031
Accumulated net realized loss on investments and futures contracts	(57,156,188)
Net unrealized appreciation on investments and futures contracts	142,152,665

Total Net Assets	$507,535,525

Shares Outstanding:
Class A	30,425,742

Class D	2,700,884

Net Asset Value:
Class A	$15.31

Class D	$15.40

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	19

Statement of Operations (For the six months ended June 30, 2007) (unaudited)
INVESTMENT INCOME:
Dividends	$4,720,470
Interest	202,328

Total Investment Income	4,922,798

EXPENSES:
Investment management fee (Note 2)	631,116
Distribution fees (Notes 2 and 4)	464,382
Transfer agent fees (Note 4)	123,916
Shareholder reports (Note 4)	44,118
Legal fees	35,157
Standard & Poor’s license fee	25,226
Registration fees	19,825
Audit and tax	13,839
Trustees’ fees	8,992
Custody fees	8,211
Insurance	5,931
Miscellaneous expenses	2,914

Total Expenses	1,383,627
Less: Fee waivers and/or expense reimbursements (Note 2)	(9,846)

Net Expenses	1,373,781

Net Investment Income	3,549,017

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,004,610)
Futures contracts	208,240

Net Realized Loss	(796,370)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	30,314,010
Futures contracts	9,210

Change in Net Unrealized Appreciation/Depreciation	30,323,220

Net Gain on Investments and Futures Contracts	29,526,850

Increase in Net Assets From Operations	$33,075,867

See Notes to Financial Statements.

20	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets
For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$3,549,017	$6,843,281
Net realized loss	(796,370)	(29,482,407)
Change in net unrealized appreciation/depreciation	30,323,220	92,583,847

Increase in Net Assets From Operations	33,075,867	69,944,721

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(200,024)	(6,750,017)

Decrease in Net Assets From Distributions to Shareholders	(200,024)	(6,750,017)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	36,686,821	61,499,272
Reinvestment of distributions	189,323	6,388,523
Cost of shares repurchased	(61,694,186)	(132,208,749)

Decrease in Net Assets From Fund Share Transactions	(24,818,042)	(64,320,954)

Increase (Decrease) in Net Assets	8,057,801	(1,126,250)
NET ASSETS:
Beginning of period	499,477,724	500,603,974

End of period *	$507,535,525	$499,477,724

* Includes undistributed net investment income of:	$3,491,031	$142,038

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	21

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares(1)	2007 (2)		2006		2005	2004	2003	2002

Net Asset Value, Beginning of Period	$14.36		$12.63		$12.28	$11.30	$8.92	$11.63

Income (Loss) From Operations:
Net investment income	0.10		0.18		0.16	0.16	0.12	0.10
Net realized and unrealized gain (loss)	0.86		1.74		0.36	0.99	2.37	(2.71)

Total Income (Loss) From Operations	0.96		1.92		0.52	1.15	2.49	(2.61)

Less Distributions From:
Net investment income	(0.01)		(0.19)		(0.17)	(0.17)	(0.11)	(0.10)

Total Distributions	(0.01)		(0.19)		(0.17)	(0.17)	(0.11)	(0.10)

Net Asset Value, End of Period	$15.31		$14.36		$12.63	$12.28	$11.30	$8.92

Total Return(3)	6.66%		15.20%		4.19%	10.21%	27.95%	(22.47)%

Net Assets, End of Period (millions)	$466		$459		$453	$467	$466	$332

Ratios to Average Net Assets:
Gross expenses	0.56	% (4)	0.57	% (5)	0.59%	0.58%	0.61%	0.62%
Net expenses(6)(7)	0.56	(4)	0.57	(5)	0.59	0.57	0.59	0.59
Net investment income	1.39	(4)	1.36		1.27	1.42	1.19	1.03

Portfolio Turnover Rate	3%		7%		8%	6%	1%	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2007 (unaudited).
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively (Note 11).

(6)	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.59%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class D Shares(1)	2007 (2)		2006		2005	2004	2003	2002

Net Asset Value, Beginning of Period	$14.43		$12.66		$12.30	$11.32	$8.93	$11.64

Income (Loss) From Operations:
Net investment income	0.12		0.20		0.18	0.19	0.14	0.12
Net realized and unrealized gain (loss)	0.86		1.78		0.37	0.99	2.39	(2.72)

Total Income (Loss) From Operations	0.98		1.98		0.55	1.18	2.53	(2.60)

Less Distributions From:
Net investment income	(0.01)		(0.21)		(0.19)	(0.20)	(0.14)	(0.11)

Total Distributions	(0.01)		(0.21)		(0.19)	(0.20)	(0.14)	(0.11)

Net Asset Value, End of Period	$15.40		$14.43		$12.66	$12.30	$11.32	$8.93

Total Return(3)	6.77%		15.66%		4.47%	10.39%	28.29%	(22.29)%

Net Assets, End of Period (millions)	$42		$40		$48	$44	$43	$24

Ratios to Average Net Assets:
Gross expenses	0.44	% (4)	0.44	% (5)	0.53%	0.42%	0.42%	0.53%
Net expenses(6)(7)	0.39	(4)	0.40	(5)	0.39	0.39	0.39	0.39
Net investment income	1.56	(4)	1.47		1.47	1.61	1.39	1.20

Portfolio Turnover Rate	3%		7%		8%	6%	1%	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2007 (unaudited).
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.42% and 0.39%, respectively (Note 11).

(6)	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class D shares will not exceed 0.39%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	23

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Investment Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturities within 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are

24	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services the Fund pays LMPFA an investment management fee calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

LMPFA has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses (other than brokerage, taxes and extraordinary expenses) to 0.59% for Class A shares and 0.39% for Class D shares until May 1, 2008.

During the six months ended June 30, 2007, the Fund was reimbursed for expenses amounting to $9,846.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated, effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2007, the Fund had accrued $1,379 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$13,488,865

Sales	42,797,471

26	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$158,898,126
Gross unrealized depreciation	(16,756,749)

Net unrealized appreciation	$142,141,377

At June 30, 2007, the Fund had the following open futures contracts:

Contracts to Buy	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

S&P 500 Index	27	9/07	$10,217,662	$10,228,950	$11,288

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1 Distribution Plan and under that plan the Fund pays a service fee calculated at the annual rate of 0.20% of the average daily net assets for Class A shares. There is no distribution fee incurred by the Fund’s Class D shares. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses

Class A	$464,382	$106,610	$32,472
Class D	—	17,306	11,646

Total	$464,382	$123,916	$44,118

5. Distributions to Shareholders by Class

	Six Months Ended June 30, 2007	Year Ended December 31, 2006

Net Investment Income:
Class A†	$181,868	$6,171,782
Class D†	18,156	578,235

Total	$200,024	$6,750,017

†	On April 7, 2006, Smith Barney Shares and Citi Shares were renamed Class A shares and Class D shares, respectively.
6.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006

	Shares	Amount	Shares	Amount

Class A†
Shares sold	2,299,131	$33,853,778	3,872,158	$51,698,567
Shares issued on reinvestment	11,195	171,278	402,343	5,813,860
Shares repurchased	(3,886,602)	(57,899,535)	(8,105,428)	(108,664,048)

Net Decrease	(1,576,276)	$(23,874,479)	(3,830,927)	$(51,151,621)

Class D†
Shares sold	191,589	$2,833,043	730,519	$9,800,705
Shares issued on reinvestment	1,172	18,045	39,578	574,663
Shares repurchased	(254,676)	(3,794,651)	(1,793,830)	(23,544,701)

Net Decrease	(61,915)	$(943,563)	(1,023,733)	$(13,169,333)

†	On April 7, 2006, Smith Barney Shares and Citi Shares were renamed Class A shares and Class D shares, respectively.

7.	Capital Loss Carryforward

As of December 31, 2006, the Fund had a net capital loss carryforward of approximately $40,094,356, of which $9,698,672 expires in 2010 and $30,395,684 expires in 2014. These amounts will be available to offset any future taxable gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager of the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omis-

28	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

sions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

The Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangements described above and therefore has not and will not receive any portion of distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with

30	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report	31

Notes to Financial Statements (unaudited) (continued)

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*    *    *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

32	Legg Mason Partners S&P 500 Index Fund 2007 Semi-Annual Report

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Legg Mason Partners S&P 500 Index Fund

INVESTMENT MANAGER
TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA

     Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Batterymarch Financial Management, Inc.

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy, Massachusetts 02171

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by a current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor
Services, LLC
Member FINRA, SIPC

FDXX010131 8/07                  SR07-383

Legg Mason Partners
S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners
Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS S&P 500 INDEX FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s
Forms N-Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
To obtain information on Form N-Q from the Fund, shareholders can call
Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-451-2010, (2) on the
Fund’s website at www.leggmason.com/InvestorServices and (3) on the
SEC's website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESMTNET COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 28, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	August 28, 2007